CONVERTIBLE SENIOR NOTES - Additional information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands						12 Months Ended
	Sep. 30, 2022	Jun. 03, 2020 CNY (¥)	Jun. 03, 2020 USD ($) $ / shares	Sep. 17, 2019 CNY (¥) $ / Options	Sep. 17, 2019 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 ¥ / shares	Jun. 03, 2020 ¥ / shares	Sep. 17, 2019 USD ($) $ / shares $ / Options
CONVERTIBLE SENIOR NOTES
Convertible senior notes held by third parties-current						¥ 77		¥ 633,475	$ 11,000
Third parties
CONVERTIBLE SENIOR NOTES
Face amount of debt													$ 100,000,000
2024 Convertible Notes
CONVERTIBLE SENIOR NOTES
Face amount of debt						77		1,275,140	11,000				$ 200,000,000
Stated interest rate of debt				1.75%									1.75%
Initial conversion rate | (per share)										$ 141.00	¥ 7.0922
Principal amount considered for conversion										$ 1,000
Redemption price (as a percent)	100.00%
Fair value per ADS at commitment date | $ / shares													$ 110.60
Proceeds from issuance of notes				¥ 1,375,355	$ 194,457,000
Underwriting discounts and offering expenses				39,205	5,543,000
Proceeds from issuance of notes, gross					$ 200,000,000
Unamortized debt discount								8,190	0
Interest cost recognized relating to contractual interest coupon and amortization of discount						¥ 21,768	$ 3,156,000	34,758
Remaining discount amortization period (in years)						1 year 9 months	1 year 9 months
Aggregate scheduled maturities of Notes						¥ 77		1,266,950	11,000
Debt equivalent | ¥						77
Convertible senior notes held by third parties-current						77		633,475	11,000
Amount redeemed						1,379,364	$ 199,989,000
2024 Convertible Notes | Maximum
CONVERTIBLE SENIOR NOTES
Face amount of debt									11,000
2024 Convertible Notes | Call options
CONVERTIBLE SENIOR NOTES
Capped call options				¥ 159,138									$ 22,500,000
Cap price | $ / Options				200.00									200.00
2024 Convertible Notes | Alibaba HK
CONVERTIBLE SENIOR NOTES
Face amount of debt													$ 100,000,000
2025 Convertible Notes
CONVERTIBLE SENIOR NOTES
Face amount of debt						1,046,074		956,355	150,000,000
Initial conversion rate | (per share)			$ 121.40									¥ 823.723
Principal amount considered for conversion			$ 100,000,000
Redemption price (as a percent)		100.00%	100.00%
Fair value per ADS at commitment date | $ / shares			$ 109.80
Proceeds from issuance of notes		¥ 1,061,421	$ 149,340,000
Underwriting discounts and offering expenses		4,689	660,000
Proceeds from issuance of notes, gross		¥ 1,066,110	150,000,000
Unamortized debt discount						586		1,258	84,000
Net carrying amount of Notes						1,045,488		955,097	149,916,000
Interest cost recognized relating to contractual interest coupon and amortization of discount						48,708	$ 7,062,000	¥ 45,508
Accretion expected						¥ 523,037			$ 75,000,000
Remaining discount amortization period (in years)						1 year 5 months 1 day	1 year 5 months 1 day
2025 Convertible Notes | Alibaba HK
CONVERTIBLE SENIOR NOTES
Face amount of debt			$ 150,000,000
Stated interest rate of debt			4.50%